Share-Based Compensation And Awards (Narrative) (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Maximum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance	150.00%
Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting percentage	20.00%
Award vesting term	10 years
Weighted average grant date fair value	$ 1.42	$ 1.83
Employee Share Purchase Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting term	10 years
Share based payment arrangement maximum employee subscription rate	5.00%
Share based payment arrangement employee matching contribution, percent of match	25.00%
Stock-based compensation	$ 5	$ 5
Employee Share Purchase Plan [Member] | Maximum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement employee matching contribution, percent of match	33.00%
Class B Non-Voting Shares [Member] | Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorised	62,000,000
Number of shares issued	40,319,392
Class B Non-Voting Shares [Member] | Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share-based payment transactions	$ 30	12
Intrinsic value of liabilities from share-based payment transactions	30	12
Class B Non-Voting Shares [Member] | Deferred Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation	11	2
Liabilities from share-based payment transactions	35	24
Intrinsic value of liabilities from share-based payment transactions	33	20
Class B Non-Voting Shares [Member] | Restricted Stock Unit And Performance Share Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation	$ 22	$ 9